Earnings Per Share - Reconciliation of Shares in the Calculation of Basic and Diluted Income Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Jul. 19, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share, Basic [Abstract]
Net income (loss)	$ 127	$ (14)	$ 113	$ (7,158)	$ (2,512)
Net income (loss) available to common stockholders			113	(7,158)	(2,512)
Net income (loss) available to common stockholders			$ 113	$ (7,158)	$ (2,512)
Earnings Per Share, Diluted [Abstract]
Weighted-average common shares outstanding used in computing basic net earnings (loss) per share (in shares)			167,460	158,124	158,124
Basic earnings (loss) per share (in dollars per share)			$ 0.00	$ (0.05)	$ (0.02)
Add stock-based incentive stock awards (in shares)			1,207	0	0
Weighted-average shares used in computing diluted net earnings (loss) per share (in shares)			168,667	158,124	158,124
Diluted earnings (loss) per share (in dollars per share)			$ 0.00	$ (0.05)	$ (0.02)